PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited)
1
Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Australia : 1.4%
1,457
Cochlear Ltd.
$ 286,770
0.1
26,821
Computershare Ltd.
583,037
0.3
213,919
Medibank Pvt Ltd.
527,464
0.2
38,864
QBE Insurance Group Ltd.
501,648
0.2
124,004
Scentre Group
280,630
0.1
483,789
Telstra Group Ltd.
1,181,121
0.5
3,360,670
1.4
Bermuda : 0.7%
17,661
Axis Capital Holdings Ltd.
1,607,504
0.7
Canada : 4.0%
8,252  Canadian Imperial Bank of
Commerce
519,813
0.2
4,397  Canadian Tire Corp. Ltd. -
Class A
495,020
0.2
43,284
Cenovus Energy, Inc.
626,023
0.2
15,857
iA Financial Corp., Inc.
1,464,319
0.6
47,361
Keyera Corp.
1,343,907
0.5
33,222
Pembina Pipeline Corp.
1,199,179
0.5
37,856
Suncor Energy, Inc.
1,420,365
0.6
7,413
Thomson Reuters Corp.
1,245,727
0.5
15,076
TMX Group Ltd.
466,590
0.2
7,416
Waste Connections, Inc.
1,362,838
0.5
10,143,781
4.0
Denmark : 0.7%
52,803
Danske Bank A/S
1,576,570
0.6
1,421
Pandora A/S
271,864
0.1
1,848,434
0.7
France : 2.0%
4,574
BNP Paribas SA
312,448
0.1
19,614
Carrefour SA
279,448
0.1
13,497  Cie Generale des
Etablissements Michelin
SCA
469,385
0.2
11,725
Danone SA
821,276
0.3
6,291
Eiffage SA
562,017
0.2
29,600
Getlink SE
473,520
0.2
2,522
Ipsen SA
311,319
0.1
113,678
Orange SA
1,222,549
0.5
5,913
Sanofi
642,635
0.3
5,094,597
2.0
Germany : 1.8%
1,918
Deutsche Boerse AG
473,818
0.2
62,289  Deutsche Telekom AG,
Reg
2,089,728
0.8
20,231
(1)
Fresenius SE & Co. KGaA
774,148
0.3
6,328
(2)
Scout24 SE
615,346
0.2
6,112
Symrise AG
625,831
0.3
4,578,871
1.8
Hong Kong : 1.0%
346,500  BOC Hong Kong Holdings
Ltd.
1,126,379
0.5
45,500  CK Hutchison Holdings
Ltd.
229,124
0.1
8,100  Jardine Matheson
Holdings Ltd.
325,215
0.1
87,000  Power Assets Holdings
Ltd.
562,861
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
40,500
Swire Pacific Ltd. - Class A
$ 351,730
0.1
2,595,309
1.0
Ireland : 0.9%
25,728
Medtronic PLC
2,336,617
0.9
Israel : 0.3%
47,008
Bank Leumi Le-Israel BM
588,302
0.2
29,995
Playtika Holding Corp.
215,064
0.1
803,366
0.3
Italy : 1.8%
408,202
Intesa Sanpaolo SpA
1,766,831
0.7
48,606
(2)
Poste Italiane SpA
737,624
0.3
40,807
UniCredit SpA
1,873,987
0.8
4,378,442
1.8
Japan : 4.5%
69,100
Central Japan Railway Co.
1,281,583
0.5
49,200  Chubu Electric Power Co.,
Inc.
512,559
0.2
7,000  Daito Trust Construction
Co. Ltd.
750,068
0.3
28,900  Daiwa House Industry Co.
Ltd.
910,459
0.4
20,000
Japan Airlines Co. Ltd.
328,154
0.1
25,400  Japan Post Holdings Co.
Ltd.
265,278
0.1
9,000
Japan Tobacco, Inc.
229,282
0.1
17,400
KDDI Corp.
579,699
0.2
19,900
Kirin Holdings Co. Ltd.
251,812
0.1
21,700
Nitto Denko Corp.
384,941
0.2
26,200  Ono Pharmaceutical Co.
Ltd.
272,568
0.1
27,400
Secom Co. Ltd.
922,042
0.4
49,700
Sekisui Chemical Co. Ltd.
823,658
0.3
20,200
Shionogi & Co. Ltd.
297,023
0.1
12,100
Sumitomo Corp.
262,331
0.1
58,100  Takeda Pharmaceutical
Co. Ltd.
1,562,891
0.6
15,200
(1)
Trend Micro, Inc./Japan
900,452
0.4
253,700
Z Holdings Corp.
741,039
0.3
11,275,839
4.5
Netherlands : 1.2%
15,823
(2)
ABN AMRO Bank NV
265,401
0.1
294,686
Koninklijke KPN NV
1,066,326
0.4
30,162
NN Group NV
1,384,320
0.5
2,093
Wolters Kluwer NV
380,218
0.2
3,096,265
1.2
Norway : 0.8%
50,370
DNB Bank ASA
1,069,893
0.4
3,258
Kongsberg Gruppen ASA
386,735
0.2
51,340
Telenor ASA
627,762
0.2
2,084,390
0.8
Singapore : 0.8%
36,700
DBS Group Holdings Ltd.
1,201,262
0.5
26,900
Singapore Exchange Ltd.
242,032
0.1
179,000  Singapore Technologies
Engineering Ltd.
635,312
0.2
2,078,606
0.8

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain : 1.5%
16,954  ACS Actividades de
Construccion y Servicios
SA
$ 863,198
0.4
3,610
(2)
Aena SME SA
777,449
0.3
23,856  Industria de Diseno Textil
SA
1,294,916
0.5
71,585
Repsol SA
831,952
0.3
3,767,515
1.5
Sweden : 0.5%
23,184
Essity AB - Class B
587,153
0.2
30,538
Swedbank AB - Class A
664,917
0.3
1,252,070
0.5
Switzerland : 2.7%
7,687
Alcon, Inc.
701,469
0.3
196
Givaudan SA, Reg
858,031
0.3
7,041
Holcim AG
705,677
0.3
20,668
Novartis AG, Reg
2,163,461
0.9
2,551
Swiss Re AG
389,454
0.1
3,244  Zurich Insurance Group
AG
1,965,750
0.8
6,783,842
2.7
United Kingdom : 3.2%
97,328
(2)
Auto Trader Group PLC
947,957
0.4
90,018
BAE Systems PLC
1,360,728
0.5
49,065  British American Tobacco
PLC
1,946,693
0.8
135,602
NatWest Group PLC
722,981
0.3
60,350
Pearson PLC
1,001,250
0.4
42,489
Sage Group PLC
706,143
0.3
28,510
Smiths Group PLC
726,153
0.3
16,669
Whitbread PLC
578,188
0.2
7,990,093
3.2
United States : 68.9%
20,246
AbbVie, Inc.
3,723,239
1.5
3,145
Acuity Brands, Inc.
1,045,367
0.4
58,866
ADT, Inc.
452,091
0.2
8,637
AECOM
910,685
0.4
5,120  Allison Transmission
Holdings, Inc.
601,805
0.2
5,292
Allstate Corp.
1,017,810
0.4
4,132
Alphabet, Inc. - Class A
843,011
0.3
35,010
Altria Group, Inc.
1,828,572
0.7
15,695
Amdocs Ltd.
1,384,142
0.5
3,311  American Financial Group,
Inc.
452,150
0.2
28,417  American Homes 4 Rent -
Class A
984,081
0.4
701
Ameriprise Financial, Inc.
380,895
0.1
7,085
AmerisourceBergen Corp.
1,801,078
0.7
7,265
AMETEK, Inc.
1,340,828
0.5
3,680
Aon PLC - Class A
1,364,618
0.5
7,993
AptarGroup, Inc.
1,256,100
0.5
6,827
Assurant, Inc.
1,469,102
0.6
114,979
AT&T, Inc.
2,728,452
1.1
8,111  Automatic Data
Processing, Inc.
2,457,714
1.0
25,370
Baker Hughes Co.
1,171,587
0.5
13,765  Bank of New York Mellon
Corp.
1,182,826
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
11,613
Black Hills Corp.
$ 682,031
0.3
38,192
Bristol-Myers Squibb Co.
2,251,418
0.9
45,929  Brixmor Property Group,
Inc.
1,196,910
0.5
6,885  Broadridge Financial
Solutions, Inc.
1,640,145
0.6
10,946
Brown & Brown, Inc.
1,145,608
0.5
2,083  Capital One Financial
Corp.
424,328
0.2
13,568
Cardinal Health, Inc.
1,677,819
0.7
8,132
Cboe Global Markets, Inc.
1,661,612
0.7
2,510
Chevron Corp.
374,467
0.1
6,195
Church & Dwight Co., Inc.
653,696
0.3
6,350
Cigna Group
1,868,233
0.7
7,393
Cintas Corp.
1,482,814
0.6
52,298
Cisco Systems, Inc.
3,169,259
1.3
19,398
Citigroup, Inc.
1,579,579
0.6
8,991
CME Group, Inc.
2,126,551
0.8
4,560
Coca-Cola Co.
289,469
0.1
20,477
Colgate-Palmolive Co.
1,775,356
0.7
20,109  Commerce Bancshares,
Inc.
1,343,281
0.5
18,012
ConocoPhillips
1,780,126
0.7
8,280
COPT Defense Properties
243,763
0.1
63,892
Coterra Energy, Inc.
1,771,086
0.7
9,080
CSX Corp.
298,460
0.1
5,457
CVS Health Corp.
308,211
0.1
5,481
Delta Air Lines, Inc.
368,707
0.1
1,396
Digital Realty Trust, Inc.
228,749
0.1
24,170
Dow, Inc.
943,838
0.4
15,420
DT Midstream, Inc.
1,558,654
0.6
20,588
Edison International
1,111,752
0.4
5,168
Elevance Health, Inc.
2,044,978
0.8
21,564
Entergy Corp.
1,748,409
0.7
19,049
Equitable Holdings, Inc.
1,036,647
0.4
19,906
Equity Residential
1,405,961
0.6
25,238
Essent Group Ltd.
1,470,114
0.6
2,543
Essex Property Trust, Inc.
723,662
0.3
26,269
Evergy, Inc.
1,685,682
0.7
38,079
Exelon Corp.
1,523,160
0.6
6,899  First Industrial Realty
Trust, Inc.
368,338
0.1
10,721
Fortive Corp.
871,939
0.3
5,714
Fox Corp. - Class A
292,443
0.1
29,560  Gaming and Leisure
Properties, Inc.
1,430,408
0.6
24,979
General Mills, Inc.
1,502,237
0.6
30,811
Genpact Ltd.
1,500,188
0.6
24,253
Gilead Sciences, Inc.
2,357,392
0.9
24,657
H&R Block, Inc.
1,363,779
0.5
5,005
Hancock Whitney Corp.
298,999
0.1
2,870  Hanover Insurance Group,
Inc.
439,368
0.2
15,169  Hartford Financial Services
Group, Inc.
1,692,102
0.7
12,977  Hewlett Packard
Enterprise Co.
274,983
0.1
2,816  Hilton Worldwide Holdings,
Inc.
721,093
0.3
878
Humana, Inc.
257,456
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
9,825
Ingredion, Inc.
$ 1,340,523
0.5
9,384  International Bancshares
Corp.
618,312
0.2
8,245  Jack Henry & Associates,
Inc.
1,435,372
0.6
26,646
Johnson & Johnson
4,054,189
1.6
12,826
Kimberly-Clark Corp.
1,666,995
0.7
65,439
Kinder Morgan, Inc.
1,798,264
0.7
30,754
Kraft Heinz Co.
917,699
0.4
1,964  Lamar Advertising Co. -
Class A
248,289
0.1
1,365
Lancaster Colony Corp.
230,330
0.1
5,281
Leidos Holdings, Inc.
750,060
0.3
3,878
Lockheed Martin Corp.
1,795,320
0.7
19,217
Loews Corp.
1,642,093
0.7
9,888  Marsh & McLennan Cos.,
Inc.
2,144,509
0.9
3,272
McKesson Corp.
1,946,022
0.8
25,226
Merck & Co., Inc.
2,492,833
1.0
17,676
MetLife, Inc.
1,529,151
0.6
54,750
MGIC Investment Corp.
1,398,315
0.6
2,884
Motorola Solutions, Inc.
1,353,317
0.5
16,953
National Fuel Gas Co.
1,187,219
0.5
32,341  National Retail Properties,
Inc.
1,273,912
0.5
12,128
NetApp, Inc.
1,480,829
0.6
13,687  New Jersey Resources
Corp.
656,292
0.3
975
NewMarket Corp.
485,569
0.2
40,973
NiSource, Inc.
1,528,293
0.6
12,698
NorthWestern Corp.
684,549
0.3
1,809
NVIDIA Corp.
217,207
0.1
33,429
OGE Energy Corp.
1,411,707
0.6
8,368  Old Republic International
Corp.
306,101
0.1
5,811
ONE Gas, Inc.
410,489
0.2
4,523
OneMain Holdings, Inc.
251,207
0.1
17,365
ONEOK, Inc.
1,687,357
0.7
17,966
PepsiCo, Inc.
2,707,297
1.1
14,838
PG&E Corp.
232,215
0.1
3,908  Philip Morris International,
Inc.
508,822
0.2
13,104
Phillips 66
1,544,568
0.6
25,084
Procter & Gamble Co.
4,163,693
1.7
5,943
Progressive Corp.
1,464,593
0.6
5,049  Prosperity Bancshares,
Inc.
403,920
0.2
14,130
Prudential Financial, Inc.
1,706,339
0.7
2,032
Ralph Lauren Corp.
507,390
0.2
21,470  Raytheon Technologies
Corp.
2,768,557
1.1
17,142
Regency Centers Corp.
1,231,481
0.5
7,021  Reinsurance Group of
America, Inc.
1,599,805
0.6
7,329
Republic Services, Inc.
1,589,440
0.6
27,769
Rollins, Inc.
1,374,565
0.5
12,471
RPM International, Inc.
1,578,829
0.6
5,143  Ryan Specialty Holdings,
Inc.
342,421
0.1
667
Sherwin-Williams Co.
238,893
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,491
Skyworks Solutions, Inc.
$ 309,861
0.1
18,376
SLM Corp.
512,874
0.2
4,901
Snap-on, Inc.
1,740,590
0.7
22,569
Sonoco Products Co.
1,075,187
0.4
20,833  SS&C Technologies
Holdings, Inc.
1,686,431
0.7
19,711
Synchrony Financial
1,359,665
0.5
10,870
Tapestry, Inc.
792,858
0.3
8,192
Texas Roadhouse, Inc.
1,483,571
0.6
2,060
TJX Cos., Inc.
257,067
0.1
3,648  Tradeweb Markets, Inc. -
Class A
462,931
0.2
2,859
Travelers Cos., Inc.
700,970
0.3
511
UnitedHealth Group, Inc.
277,212
0.1
18,653
Unum Group
1,422,291
0.6
66,534  Verizon Communications,
Inc.
2,620,774
1.0
4,598
Visa, Inc. - Class A
1,571,596
0.6
1,821  Watts Water Technologies,
Inc. - Class A
376,546
0.1
42,811
Wells Fargo & Co.
3,373,507
1.3
77,104
Wendy's Co.
1,143,452
0.5
34,082
Williams Cos., Inc.
1,889,165
0.7
4,388
Xcel Energy, Inc.
294,874
0.1
173,617,987
68.9
Total Common Stock
(Cost $211,790,716)
248,694,198
98.7
EXCHANGE-TRADED FUNDS : 0.0%
430  iShares MSCI EAFE Value
ETF
23,590
0.0
296  iShares Russell 1000
Value ETF
57,288
0.0
80,878
0.0
Total Exchange-Traded
Funds
(Cost $74,161)
80,878
0.0
PREFERRED STOCK : 0.7%
Germany : 0.7%
13,351
Henkel AG & Co. KGaA
1,166,473
0.5
11,279  Porsche Automobil
Holding SE
445,754
0.2
1,612,227
0.7
Total Preferred Stock
(Cost $1,726,809)
1,612,227
0.7
RIGHT : 0.0%
Spain : 0.0%
16,954
(1)
ACS Actividades de
Construccion y Servicios
SA
8,372
0.0
Total Right
(Cost $8,020)
8,372
0.0
Total Long-Term
Investments
(Cost $213,599,706)
250,395,675
99.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
841,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.310%
(Cost $841,000) $ 841,000 0.3
Total Short-Term
Investments
(Cost $841,000)
$ 841,000
0.3
Total Investments in
Securities
(Cost $214,440,706) $ 251,236,675 99.7
Assets in Excess of
Other Liabilities 677,991 0.3
Net Assets $ 251,914,666 100.0
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Rate shown is the 7-day yield as of January 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 24.6%
Industrials 14.2
Health Care 13.7
Consumer Staples 9.1
Energy 7.5
Communication Services 6.3
Information Technology 5.7
Utilities 5.7
Consumer Discretionary 4.8
Real Estate 4.6
Materials 3.2
Exchange-Traded Funds 0.0
Short-Term Investments 0.3
Assets in Excess of Other Liabilities 0.3
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 3,360,670 $ — $ 3,360,670
Bermuda 1,607,504 — — 1,607,504
Canada 10,143,781 — — 10,143,781
Denmark — 1,848,434 — 1,848,434
France — 5,094,597 — 5,094,597
Germany — 4,578,871 — 4,578,871
Hong Kong 325,215 2,270,094 — 2,595,309
Ireland 2,336,617 — — 2,336,617
Israel 215,064 588,302 — 803,366
Italy — 4,378,442 — 4,378,442
Japan — 11,275,839 — 11,275,839
Netherlands — 3,096,265 — 3,096,265
Norway 627,762 1,456,628 — 2,084,390
Singapore — 2,078,606 — 2,078,606
Spain — 3,767,515 — 3,767,515
Sweden — 1,252,070 — 1,252,070
Switzerland 858,031 5,925,811 — 6,783,842
United Kingdom — 7,990,093 — 7,990,093
United States 173,617,987 — — 173,617,987
Total Common Stock 189,731,961 58,962,237 — 248,694,198
Exchange-Traded Funds 80,878 — — 80,878
Preferred Stock 1,166,473 445,754 — 1,612,227
Right 8,372 — — 8,372
Short-Term Investments 841,000 — — 841,000
Total Investments, at fair value $ 191,828,684 $ 59,407,991 $ — $ 251,236,675
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 43,131,176
Gross Unrealized Depreciation (6,335,207)
Net Unrealized Appreciation $ 36,795,969